Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Net book value of intangible assets	$ 424	$ 462	$ 490	$ 629
Provision for impairment of intangible assets	(40)	(43)	(25)	$ (7)
Total	$ 384	$ 419	$ 465